Schedule of discontinued operations (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 17, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss		$ (218,851)	$ (4,602,415)
Net cash provided by (used in) operating activities		(378,871)
Net cash provided by (used in) financing activities
Effects of exchange rate changes on cash		219,334
Net increase/(decrease) in cash and cash equivalents – Discontinued operations		(159,537)
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue		119,018
Net loss		(218,851)
Net cash provided by (used in) operating activities		(378,871)
Net cash provided by (used in) investing activities
Net cash provided by (used in) financing activities
Effects of exchange rate changes on cash		219,334
Net increase/(decrease) in cash and cash equivalents – Discontinued operations		$ (159,537)